Trade and other receivables - Summary of Maximum Exposure to Credit Risk for Trade and Other Receivables Excluding Prepayments by Geographic Region (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	$ 657	$ 545
Americas [member]
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	359	321
EMEAA [member]
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	199	152
Greater China [member]
Disclosure of trade and other receivables [line items]
Maximum exposure to credit risk	$ 99	$ 72